UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment [  ]: Amendment Number:
                                               --------------

       This Amendment (Check only one): |_|  is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:   028-12189
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk          Greenwich, CT        February 17, 2009
------------------------------     ------------------     -----------------
         [Signature]                 [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             1
                                                  ------------------------------

Form 13F Information Table Entry Total:                        15
                                                  ------------------------------

Form 13F Information Table Value Total:                     $127,962
                                                  ------------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name
1        28-12188                 Starwood Capital Group Management, LLC
-        --------                 --------------------------------------


                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                              FORM 13F
                                                    Quarter Ended December 31, 2008


                                                        VALUE     SHARES/    SH/  PUT/ INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN  CALL DSCRETN  MANAGERS    SOLE     SHARED   NONE
--------------------------  ---------------  --------- -------- -----------  ---  ---- -------  --------  ---------   ------- ------
BRANDYWINE RLTY TR           SH BEN INT NEW   105368203  17,486   2,267,997   SH       SOLE                2,267,997
------------------------------------------------------------------------------------------------------------------------------------
COLONIAL PPTYS TR            COM SH BEN INT   195872106   5,364     643,944   SH       SOLE                643,944
------------------------------------------------------------------------------------------------------------------------------------
CORRECTIONS CORP AMER NEW       COM NEW       22025Y407  10,944     668,948   SH       SOLE                668,948
------------------------------------------------------------------------------------------------------------------------------------
DEVELOPERS DIVERSIFIED RLTY  NOTE 3.000% 3/1  251591AS2   5,802  14,655,000  PRN       SOLE                                    NONE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY LIFESTYLE PPTYS INC        COM         29472R108  14,269     371,972   SH       SOLE                371,972
--------------------------------------------- --------------------------------------------------------------------------------------
ISHARES TR                   DJ US REAL ES    464287739   4,278     114,900   SH       SOLE                114,900
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                   DJ US REAL ES    464287739   3,723     100,000   SH  PUT  SOLE                100,000
------------------------------------------------------------------------------------------------------------------------------------
KILROY RLTY CORP                  COM         49427F108  13,973     417,600   SH       SOLE                417,600
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL RETAIL PROPERTIES I      COM         637417106   7,027     408,800   SH       SOLE                408,800
------------------------------------------------------------------------------------------------------------------------------------
NRDC ACQUISITION CORP        UNIT 99/99/9999  62941R201   4,580     500,000   SH       SOLE                500,000
------------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS LTD        CL A         G67743107  11,044   1,441,800   SH       SHARED-OTHER 1                1,441,800
------------------------------------------------------------------------------------------------------------------------------------
SENIOR HSG PPTYS TR           SH BEN INT      81721M109   5,737     320,150   SH       SOLE                320,150
------------------------------------------------------------------------------------------------------------------------------------
TAUBMAN CTRS INC                  COM         876664103   8,218     322,787   SH       SOLE                322,787
------------------------------------------------------------------------------------------------------------------------------------
THOMAS PPTYS GROUP INC            COM         884453101   6,004   2,317,976   SH       SOLE                2,317,976
------------------------------------------------------------------------------------------------------------------------------------
U STORE IT TR                     COM         91274F104   9,513   2,137,669   SH       SOLE                2,137,669
------------------------------------------------------------------------------------------------------------------------------------
